CONVERTIBLE DEBENTURES (Details 3) - Derivative Liability Three [Member]	2 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3 years 7 months 17 days
Expected volatility	99.00%